Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year Years Loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Highly compensation individual, annual earnings threshold		$ 160,000
EBP 001
EBP, Description of Plan [Line Items]
Annual increase in deferral rate (as a percent)	1.00%
Highly compensated participant contributions, maximum, percent of annual compensation (as a percent)	10.00%
Employer matching contributions (as a percent)	50.00%
Employer contribution, percentage of participant contributions matched (as a percent)	6.00%
Annual fixed employer contributions, nonmatching (as a percent)	3.00%
Participant maximum investment (as a percent)	20.00%
Maximum vesting age | year	65
Decrease in company contributions from forfeited non-bested accounts	$ 431,000
Forfeited nonvested accounts	15,112	$ 84,457
Cash out limit	$ 1,000
Cash out limit, age | Years	73
Participant loan, minimum borrowing amount	$ 1,000
Participant loan, maximum borrowing amount	$ 50,000
Participant loan, maximum borrowing amount to vested amount (as a percent)	50.00%
Participant loan, basis spread on variable rate (as a percent)	2.00%
Participant loan, general, minimum borrowing term	1 year
Participant loan, general, maximum borrowing term	5 years
Participant loan, primary residence, maximum borrowing term	15 years
Participant loan, maximum number of loans available at any time | Loan	2
EBP 001 | EBP, Contribution Vesting Less Than One Year
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	0.00%
EBP 001 | EBP, Contribution Vesting One Year But Less Than Two
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	20.00%
EBP 001 | EBP, Contribution Vesting Two Years But Less Than Three
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	40.00%
EBP 001 | EBP, Contribution Vesting Three Years But Less Than Four
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	60.00%
EBP 001 | EBP, Contribution Vesting Four Years But Less Than Five
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	80.00%
EBP 001 | EBP, Contribution Vesting Five Years or More
EBP, Description of Plan [Line Items]
Employer contribution, vesting (as a percent)	100.00%
EBP 001 | Minimum
EBP, Description of Plan [Line Items]
Pre-tax deferral rate (as a percent)	3.00%
Participant contributions (as a percent)	1.00%
Participant loan, interest rate ( as a percent)	2.00%
EBP 001 | Maximum
EBP, Description of Plan [Line Items]
Pre-tax deferral rate (as a percent)	6.00%
Participant contributions (as a percent)	75.00%
Participant loan, interest rate ( as a percent)	10.50%